Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
A Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Class A
Trading Symbol	TORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-a-class/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-a-class/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.16%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,772,328,701
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
[2]
Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-a-class/#literature
C Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Class C
Trading Symbol	TORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-c-class/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-c-class/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$104	1.91%
[3]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.91%
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,772,328,701
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
[4]
Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-c-class/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Institutional Class
Trading Symbol	TORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.91%
[5]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,772,328,701
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
[6]
Updated Prospectus Web Address	https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature

[1]
*	Annualized

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Annualized

[4]
*	Percentages are stated as a percent of net assets.

[5]
*	Annualized

[6]
*	Percentages are stated as a percent of net assets.